Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Time deposit	S/ 95,265	S/ 205,302
AENZA S.A.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.26%
Time deposit	S/ 6,500	100,583
Tren Urbano de Lima S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	1.70%
Time deposit	S/ 65,000	55,000
Unna Energia S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco Internacional del Peru S.A.A.
Interest rate	0.35%
Time deposit		32,197
Unna Energia S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.30%
Time deposit	S/ 905	11,130
Concesionaria La Chira S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco BBVA Peru S.A.
Interest rate	1.65%
Time deposit	S/ 6,250	4,000
Cumbra Ingenieria S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	1.75%
Time deposit		S/ 2,392
Red Vial 5 S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.25%
Time deposit	S/ 7,429
Carretera Andina del Sur S.A.C [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.15%
Time deposit	S/ 4,800
Carretera Sierra Piura S.A.C. [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposits from Subsidiaries [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.25%
Time deposit	S/ 4,381